S000045260 [Member] Expense Example - Dodge & Cox Global Bond Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	613
Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	227
Expense Example, with Redemption, 10 Years	$ 542